Annual Total Returns - Fidelity® Tax-Exempt Money Market Fund [BarChart] - 10.31 Fidelity Tax-Exempt Money Market & Treasury Money Market Daily Money Combo PRO-12 - Fidelity® Tax-Exempt Money Market Fund - Fidelity Tax-Exempt Money Market Fund-Daily Money Class
Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	0.01%
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.02%
Annual Return 2015	0.01%
Annual Return 2016	0.10%
Annual Return 2017	0.21%
Annual Return 2018	0.80%
Annual Return 2019	0.90%
Annual Return 2020	0.27%